Document and Entity Information	Nov. 30, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 30, 2021
Entity Registrant Name	SVF INVESTMENT CORP. 3
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40175
Entity Tax Identification Number	98-1572401
Entity Address, Address Line One	1 Circle Star Way
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	650
Local Phone Number	562 - 8100
Entity Information, Former Legal or Registered Name	SVF Investment III Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Ordinary Share, $0.0001 par value
Trading Symbol	SVFC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001837240